FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Maximum Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1]	£ 4,852	£ 3,692
Loans and advances to customers	[1]	474,470	464,044
Debt securities	[1]	5,325	5,095
Financial assets at amortised cost		484,647	472,831
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	24,617	24,368
Derivative assets		8,494	11,293
		569,076	582,834
Financial assets at fair value through profit or loss	[2]	2,119	23,100
Acceptances and endorsements		17	32
Other items serving as direct credit substitutes		279	485
Performance bonds and other transaction-related contingencies		2,274	2,270
Irrevocable commitments and guarantees		46,629	48,455
		49,199	51,242
Maximum Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1]	4,453	3,153
Loans and advances to customers	[1]	177,569	172,315
Debt securities	[1]	5,241	4,960
Financial assets at amortised cost		187,263	180,428
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	22,160	23,208
Derivative assets		13,638	15,431
		253,721	272,816
Financial assets at fair value through profit or loss	[2]	699	20,837
Acceptances and endorsements		16	31
Other items serving as direct credit substitutes		259	449
Performance bonds and other transaction-related contingencies		2,014	2,012
Irrevocable commitments and guarantees		27,672	30,420
		29,961	32,912
Offset [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1],[3]
Loans and advances to customers	[1],[3]	(2,792)	(3,241)
Debt securities	[1],[3]
Financial assets at amortised cost	[3]	(2,792)	(3,241)
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2],[3]
Derivative assets	[3]	(4,177)	(4,524)
	[3]	(6,969)	(7,765)
Financial assets at fair value through profit or loss	[2],[3]
Acceptances and endorsements	[3]
Other items serving as direct credit substitutes	[3]
Performance bonds and other transaction-related contingencies	[3]
Irrevocable commitments and guarantees	[3]
	[3]
Offset [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1],[3]
Loans and advances to customers	[1],[3]	(2,123)	(2,399)
Debt securities	[1],[3]
Financial assets at amortised cost	[3]	(2,123)	(2,399)
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2],[3]
Derivative assets	[3]	(3,312)	(3,406)
	[3]	(5,435)	(5,805)
Financial assets at fair value through profit or loss	[2],[3]
Acceptances and endorsements	[3]
Other items serving as direct credit substitutes	[3]
Performance bonds and other transaction-related contingencies	[3]
Irrevocable commitments and guarantees	[3]
	[3]
Net Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1]	4,852	3,692
Loans and advances to customers	[1]	471,678	460,803
Debt securities	[1]	5,325	5,095
Financial assets at amortised cost		481,855	469,590
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	24,617	24,368
Derivative assets		4,317	6,769
		562,107	575,069
Financial assets at fair value through profit or loss	[2]	2,119	23,100
Acceptances and endorsements		17	32
Other items serving as direct credit substitutes		279	485
Performance bonds and other transaction-related contingencies		2,274	2,270
Irrevocable commitments and guarantees		46,629	48,455
		49,199	51,242
Net Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1]	4,453	3,153
Loans and advances to customers	[1]	175,446	169,916
Debt securities	[1]	5,241	4,960
Financial assets at amortised cost		185,140	178,029
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	22,160	23,208
Derivative assets		10,326	12,025
		248,286	267,011
Financial assets at fair value through profit or loss	[2]	699	20,837
Acceptances and endorsements		16	31
Other items serving as direct credit substitutes		259	449
Performance bonds and other transaction-related contingencies		2,014	2,012
Irrevocable commitments and guarantees		27,672	30,420
		29,961	32,912
Loans and advances designated at fair value through profit or loss [member] | Maximum Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	1,782	20,247
Loans and advances designated at fair value through profit or loss [member] | Maximum Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	362	18,026
Loans and advances designated at fair value through profit or loss [member] | Offset [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2],[3]
Loans and advances designated at fair value through profit or loss [member] | Offset [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2],[3]
Loans and advances designated at fair value through profit or loss [member] | Net Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	1,782	20,247
Loans and advances designated at fair value through profit or loss [member] | Net Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	362	18,026
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Maximum Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	337	2,853
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Maximum Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	337	2,811
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Offset [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2],[3]
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Offset [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2],[3]
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Net Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	337	2,853
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Net Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	£ 337	£ 2,811

[1]	Amounts shown net of related impairment allowances.
[2]	Excluding equity shares.
[3]	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.